Note 2 - Allowance For Loan Losses: Schedule of Allowance for Loan Losses (Tables)	9 Months Ended
Sep. 30, 2018
Tables/Schedules
Schedule of Allowance for Loan Losses

Loan Class	September 30, 2018	December 31, 2017

Consumer Loans	$ 26,733,204	$ 23,800,601
Real Estate Loans	1,385,283	1,156,255
Sales Finance Contracts	1,358,380	1,097,986
Total	$ 29,476,867	$ 26,054,842